Long-term Debt (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Minimum lease payments for assets financed under capital lease arrangements
2013	$ 1,564
2014	1,052
2015	1,003
2016	480
2017
Thereafter
Total minimum lease payments under capital lease obligations	4,099
Less: future interest expense	501
Net minimum lease payments under capital leases obligations	3,598
Less: current portion of net minimum lease payments	(1,317)	(2,031)
Long-term net minimum lease payments	$ 2,281	$ 3,387